Retirement Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Superannuation
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	13.00%	13.00%
Defined contribution plan, employer contribution recognized as an expense	₨ 1,034,100,000		₨ 676,800,000	₨ 786,700,000
Superannuation | Managing Director, Executive Directors and for certain employees of CBoP
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	15.00%	15.00%
Provident Fund
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	12.00%	12.00%
Provident Fund Administered by Regional Provident Fund Commissioner
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan - contribution to Pension Scheme administered by Regional Provident Fund Commissioner, percentage considered - lower of the percentage of employees eligible salary or fixed amount	8.33%	8.33%
Provident Fund Administered by Regional Provident Fund Commissioner | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	₨ 15,000
Provident Fund and Regional Provident Fund Commissioner
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution recognized as an expense	3,312,100,000		3,081,400,000	₨ 2,920,000,000
National Pension Scheme [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution recognized as an expense	₨ 32,700,000		27,600,000
Gratuity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of days of eligible salary payable for each completed year of service	15 days	15 days
Defined benefit plan, vesting period	5 years	5 years
Defined benefit plan, expected contribution to the plan for the next fiscal year	₨ 1,096,800,000
Defined benefit plan, accumulated benefit obligation	3,777,300,000		3,363,100,000
Employer contributions	1,023,700,000	$ 14.8	842,200,000
Gratuity | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	3,292,400,000		3,032,900,000
Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected contribution to the plan for the next fiscal year	140,500,000
Defined benefit plan, accumulated benefit obligation	468,300,000		502,100,000
Employer contributions	8,800,000	$ 0.1	9,400,000
Pension | Centurion Bank of Punjab Limited
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contribution as a percentage of basic salary				10.00%
Lock-in-period after which contribution made for employees stand frozen and will be converted into an annuity on separation				2 years
Pension | Centurion Bank of Punjab Limited | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation				10 years
Pension | Centurion Bank of Punjab Limited | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation				15 years
Pension | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	₨ 455,500,000		₨ 473,700,000